RIGHT-OF-USE ASSETS, NET (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets Net
Weighted average incremental borrowing rate	5.00%
Weighted average remaining life	3 years
Right of use asset	$ 308	$ 628
Lease liability	$ 545	$ 947